Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Major Components of Income Tax Income (Expense)

	2022	2021	2020
	S$’000	S$’000	S$’000
Income tax:
Current year	37,275	24,862	19,488
Under (Over) provision of prior years	645	(34)	(69)

	37,920	24,828	19,419
Deferred tax:
Current year (Note 21)	(1,644)	1,514	(557)
(Over) Under provision of prior years (Note 21)	(1,034)	(598)	67

	(2,678)	916	(490)
Foreign withholding tax	1,807	2,493	2,374

	37,049	28,237	21,303

Summary of Reconciliation of Income Tax Expense (Income)
The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of
17
% (2021:
17
%, 2020:
17
%) to profit before income tax as a result of the following differences:

	2022	2021	2020
	S$’000	S$’000	S$’000
Profit before income tax	141,987	132,079	107,397

Tax at the Singapore income tax rate	24,138	22,453	18,258
Tax effect of expenses that are not deductible in determining taxable profit	11,110	6,504	2,099
Overprovision in prior years	(389)	(632)	(2)
Tax exempt income (Note A)	(7,298)	(6,454)	(2,274)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(710)	15	(45)
Deferred tax asset not recognized	2,001	2,440	1,263
Utilization of tax losses previously not recognized as deferred tax asset	—	—	(364)
(Utilization) Recognition of deferred tax on foreseeable dividends	(910)	1,399	—
Foreign withholding tax	1,807	2,493	2,374
Others (Note B)	7,300	19	(6)

Tax expense for the year	37,049	28,237	21,303

Note A:
Tax exempt income represent income of subsidiaries located in Singapore, Malaysia and Philippines that benefit from tax holiday. Refer to below for additional information on those subsidiaries tax holidays.

Note B:
In 2022, this mainly consists of the effect of a one-off “prosperity tax” enacted by the local government for the Malaysia operations and additional tax incurred by the Philippines operations due to its non-compliance of the work-from-home requirement for the period from April to October 2022.

Summary of Unutilized Tax Losses Carryforward Available For Offsetting Against Future Taxable Income
The Group entities have unutilized tax losses carry forward available for offsetting against future taxable income as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Tax losses carried forward	22,538	20,527	10,957

Deferred tax asset on above unrecorded	6,804	4,803	2,363

Summary of Increase In Income Tax Expenses And Resulting Basic And Diluted Per Share
Had the Group not enjoyed income tax holidays for the years ended December 31, 2020, 2021 and 2022, the increase in income tax expenses and resulting basic and diluted earnings per share amounts would have been as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Increase in income tax expenses	3,237	2,102	2,083

	2022	2021	2020
	S$	S$	S$
Basic and diluted earnings per share	0.70	0.79	0.68